Basis of Presentation and General Information	6 Months Ended
Jun. 30, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation and General Information

1. Basis of Presentation and General Information

Capital Product Partners L.P. (the “Partnership”) was formed on January 16, 2007, under the laws of the Marshall Islands. The Partnership is an international shipping company. As of June 30, 2023, the Partnership owned a fleet of 23 high specification vessels consisted of 12 Neo-Panamax container carrier vessels, three Panamax container carrier vessels, one Cape-size bulk carrier vessel and seven X-DF Liquefied natural gas carrier (“LNG/C”) vessels. Its vessels are capable of carrying a wide range of cargoes including liquefied natural gas, containerized goods and dry bulk cargo under short-term voyage charters and medium to long-term time charters.

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) for interim financial information. Accordingly, they do not include all the information and notes required by U.S. GAAP for complete financial statements. These unaudited condensed consolidated financial statements and the accompanying notes should be read in conjunction with the Partnership’s consolidated financial statements for the year ended December 31, 2022, included in the Partnership’s Annual Report on Form 20-F for the fiscal year ended December 31, 2022, filed with the U.S. Securities and Exchange Commission (the “SEC”) on April 26, 2023.

These unaudited condensed consolidated financial statements have been prepared on the same basis as the annual financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments considered necessary for a fair presentation of the Partnership’s financial position, results of operations and cash flows for the periods presented. Operating results for the six-month period ended June 30, 2023, are not necessarily indicative of the results that might be expected for the fiscal year ending December 31, 2023.